Long-term and Short-term Debt (Details) - Schedule of Long-term Debt Instruments (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Loan to a bank payable in monthly installments of $1,535 including interest at 8.8% through May 2016. The note is secured by a vehicle.		$ 0	$ 58,848
Notes payable to unrelated third party payable		0	50,000
Total long-term debt		0	108,848
Less current portion	0	0	(16,428)
Long-term portion	$ 0	$ 0	$ 42,420